UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2017

Date of reporting period:	05/31/2017

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.4%
ASSET-BACKED SECURITIES — 1.0%
Collateralized Loan Obligations
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.906	%(c)	04/12/24	2,000	$2,000,005
Octagon Investment Partners 25 Ltd. (Cayman Islands), Series 2015-1A, Class B, 144A	3.356	%(c)	10/20/26	1,000	1,008,982
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.570	%(c)	10/30/23	2,500	2,500,510

TOTAL ASSET-BACKED SECURITIES (cost $5,518,492)					5,509,497

BANK LOANS(c) — 93.7%
Aerospace & Defense — 0.8%
Sequa Corp.	6.667%		11/26/21	1,500	1,512,187
Standard Aero Ltd.	4.790%		07/07/22	2,531	2,542,933

					4,055,120

Automotive — 3.4%
American Tire Distributors, Inc.	5.295%		09/01/21	2,798	2,795,947
BBB Industries LLC	6.172%		11/03/21	1,246	1,258,860
Bright Bidco BV (Netherlands)	5.672%		04/30/24	1,925	1,953,875
Camping World Holdings, Inc.	4.929%		11/08/23	748	751,866
DYK Automotive LLC	5.407%		03/18/24	650	658,705
Federal-Mogul Holdings Corp.	4.770%		04/15/21	1,427	1,428,613
Gates Global LLC	4.402%		04/01/24	1,326	1,331,706
Horizon Global Corp.^	5.545%		06/30/21	993	1,000,069
Inteva Products LLC	9.750%		09/08/21	220	220,413
Sage Automotive Holdings, Inc.^	6.185%		11/08/22	2,544	2,556,343
Tower Auto Holdings USA LLC	3.750%		03/07/24	1,933	1,931,406
Truck Hero, Inc.	5.179%		05/31/24	1,775	1,760,578
Tweddle Group, Inc.^	7.151%		10/24/22	420	419,687

					18,068,068

Brokerage — 1.0%
Focus Financial Partners LLC^	—	%(p)	06/30/24	1,225	1,234,188
Hamilton Lane Advisors LLC	4.540%		07/08/22	248	248,365
Istar, Inc.^	4.750%		07/01/20	372	376,741
LPL Holdings, Inc.	3.609%		03/31/24	475	476,781
National Financial Partners Corp.	4.647%		01/08/24	1,247	1,254,980
RCS Capitral Corp.	3.156%		05/23/21	1	886
VFH Parent LLC	4.653%		10/27/22	1,927	1,927,425

					5,519,366

Building Materials & Construction — 3.4%
Apex Tool Group LLC	4.500%		01/31/20	1,910	1,862,088
Builders FirstSource, Inc.	4.210%		02/29/24	1,746	1,740,386
CHI Overhead Doors, Inc.	4.295%		07/29/22	2,506	2,503,010
Diversitech Holdings, Inc.	4.672%		05/31/24	1,050	1,052,625
Installed Building Products, Inc.	4.150%		04/15/24	1,675	1,680,234
Interior Logic Group, Inc.	7.100%		03/01/24	1,875	1,842,187
Jeld-Wen, Inc.	4.106%		07/01/22	720	727,024
LBM Borrower LLC	6.436%		08/22/22	2,033	2,042,500
PriSo Acquisition Corp.	4.044%		05/09/22	937	939,410
Quikrete Holdings, Inc.	4.398%		11/15/23	2,743	2,751,127
Wilsonart LLC	4.656%		12/19/23	975	981,752

					18,122,343

Cable — 2.1%
Casa Systems, Inc.^	5.156%		12/20/23	1,248	1,244,381
DigitalGlobe, Inc.	3.881%		01/15/24	499	500,412
Hemisphere Media Holdings LLC^	4.682%		02/14/24	499	498,750
Intelsat Jackson Holdings SA	3.887%		06/30/19	1,000	987,708
Numericable US LLC (France)	3.907%		07/31/25	750	748,125
Numericable US LLC (France)	4.408%		01/14/25	995	995,829
Telenet Financing USD LLC (Belgium)	3.900%		06/30/25	1,000	1,003,750
Telesat LLC (Canada)	4.152%		11/17/23	1,321	1,331,570
UPC Financing Partnership (Netherlands)	3.900%		04/15/25	1,675	1,681,281
Xplornet Communications, Inc. (Canada)	7.170%		09/09/21	1,967	1,990,861

					10,982,667

Capital Goods — 9.1%
Air Methods Corp.	4.658%		04/22/24	1,709	1,698,633
Allflex Holdings III, Inc.	4.408%		07/17/20	1,033	1,038,661
Artic Glacier USA, Inc.^	5.387%		03/20/24	1,000	1,012,500
ATS Consolidated, Inc.^	7.500%		05/31/24	425	425,000
Avolon Borrower I Luxembourg (Luxembourg)	3.906%		03/21/22	725	734,510
Blount International, Inc.^	7.370%		04/12/23	598	607,470
Brand Energy & Infrastructure Services, Inc.	4.903%		11/26/20	1,754	1,757,226
Columbus McKinnon Corp.^	4.147%		01/31/24	462	465,697
Cortes NP Acquisition Corp.	5.202%		11/30/23	798	804,816
CPI Holdco LLC^	5.148%		03/21/24	1,775	1,783,875
CPM Holdings, Inc.	5.295%		04/11/22	1,040	1,050,395
Crosby US Acquisition Corp.	4.153%		11/23/20	964	878,039
Doosan Infracore International, Inc.	3.929%		05/19/24	1,225	1,232,656
Douglas Dynamics LLC^	4.650%		12/31/21	811	811,428
Dynacast International LLC^	4.397%		01/28/22	2,864	2,870,891
Forterra Finance LLC	4.156%		10/25/23	945	886,468
Harsco Corp.	6.063%		11/02/23	748	762,152
Hyster Yale Group, Inc.	5.044%		05/31/23	475	477,672
Ilpea Parent, Inc.^	6.674%		03/02/23	1,000	1,000,000
Infiltrator Water Technologies LLC	4.702%		05/27/22	1,534	1,544,039
K&N Engineering, Inc.^	5.902%		10/20/23	1,382	1,383,264
Laureate Education, Inc.	5.656%		04/30/24	4,138	4,144,890
Manitowoc Foodservice	4.033%		03/03/23	543	548,087
Milacron LLC^	4.150%		09/28/23	1,397	1,399,991
Neff Rental LLC	7.356%		06/09/21	769	769,059
North American Lifting Holdings, Inc.^	5.700%		11/27/20	490	465,391
Penn Engineering & Manufacturing Corp.	4.033%		08/27/21	638	639,687
Safway Group Holding LLC	5.942%		08/21/23	3,300	3,317,739
STS Operating, Inc.^	4.931%		02/12/21	333	326,181
Synagro Infrastructure Co., Inc.(g)^	6.422%		08/22/20	168	158,242
Tank Holding Corp.	5.314%		03/16/22	958	955,188
TKC Holdings, Inc.	4.750%		02/01/23	1,325	1,330,797
TKC Holdings, Inc.	8.593%		02/01/24	575	576,438
TRC Co., Inc.^	—	%(p)	06/30/24	825	827,063
U.S. Security Associates Holdings, Inc.	6.121%		07/14/23	1,270	1,274,637
Unifrax I LLC	4.900%		04/04/24	1,725	1,723,922
University Support Services LLC	6.405%		07/06/22	2,478	2,502,354
UOS LLC^	6.658%		04/18/23	300	305,250
USS Parent Holding Corp.	3.955%		08/11/23	153	153,974
USS Parent Holding Corp.	5.500%		08/11/23	1,041	1,044,868
WASH Multifamily Laundry Systems LLC^	4.295%		05/16/22	210	209,609

WASH Multifamily Laundry Systems LLC^	4.297%		05/16/22	1,200	1,196,877
WCA Waste Systems, Inc.	3.932%		08/11/23	647	647,963
WireCo WorldGroup, Inc.	6.647%		09/29/23	572	576,893

					48,320,492

Chemicals — 3.7%
A. Schulman, Inc.^	4.253%		06/01/22	433	433,939
Alpha 3 BV Alpha US BidCo (Netherlands)	4.150%		01/31/24	1,200	1,206,300
Avantor Performance Materials Holdings, Inc.	5.050%		03/11/24	3,100	3,119,375
Avantor Performance Materials Holdings, Inc.	9.300%		03/10/25	2,260	2,279,775
Axalta Coating Systems US Holdings, Inc.	—	%(p)	06/30/24	2,175	2,185,331
Colouroz Investment 2 LLC^	8.350%		09/05/22	118	114,882
Cyanco Intermediate Corp.	5.545%		05/01/20	1,393	1,397,391
Dubois Chemicals, Inc.	4.881%		03/15/24	245	246,531
Dubois Chemicals, Inc.	4.898%		03/15/24	980	983,675
Emerald Performance Materials LLC	8.920%		08/01/22	300	302,025
Ennis-Flint, Inc.	4.620%		06/13/23	1,288	1,291,288
MacDermid, Inc.	4.000%		06/07/23	982	987,750
Nexeo Solutions LLC	4.906%		06/09/23	2,163	2,186,738
Oxea Finance LLC	4.408%		01/15/20	483	471,242
Plaskolite, Inc.^	5.147%		11/03/22	758	761,631
PQ Corp.	5.429%		11/04/22	943	951,885
Sonneborn, Inc.	4.859%		12/10/20	788	789,345

					19,709,103

Consumer — 5.4%
24 Hour Fitness Worldwide, Inc.	4.897%		05/28/21	867	862,769
Amern Resource Services LLC	5.045%		06/30/22	898	898,272
Augusta Sportswear, Inc.	5.545%		10/26/23	1,076	1,076,863
Cole Haan, Inc.^	5.050%		02/01/20	1,726	1,536,415
Geo Group, Inc.	3.402%		03/22/24	925	924,614
Hoffmaster Group, Inc.	5.672%		11/21/23	1,621	1,641,199
KIK Custom Products, Inc.	5.679%		08/26/22	800	804,600
MCS AMS Sub-Holdings LLC^	5.750%		05/31/24	1,275	1,290,938
NBTY, Inc.	4.671%		05/05/23	1,389	1,388,436
Planet Fitness Holdings LLC^	4.647%		03/31/21	721	726,785
PODS LLC	4.250%		02/02/22	1,312	1,320,474
Radio Systems Corp.^	4.670%		05/02/24	825	829,125
Revlon Consumer Products Corp.	4.606%		09/07/23	1,967	1,876,022
Royal Oak Enterpises, LLC	5.898%		07/01/23	1,494	1,507,006
Serta Simmons Bedding LLC	4.609%		11/08/23	2,170	2,178,024
Spin Holdco, Inc.	4.405%		11/14/19	1,492	1,491,123
SRAM LLC^	4.606%		03/15/24	1,673	1,674,623
Sterling Midco Holdings, Inc.	5.397%		06/20/22	1,733	1,729,683
Strategic Partners Acquisition Corp.^	5.650%		06/30/23	1,446	1,458,526
Travelport Finance Luxembourg SARL (Luxembourg)	4.400%		09/02/21	1,586	1,591,863
TruGreen LP	6.620%		04/13/23	720	726,308
Water Pik, Inc.	5.905%		07/08/20	1,413	1,417,528

					28,951,196

Electric — 3.5%
AES Corp.	3.186%		05/31/22	1,350	1,348,313
Calpine Corp.	3.900%		01/15/24	2,140	2,136,697
Calpine Corp.	3.908%		01/15/23	741	738,773
Dynegy, Inc.	4.429%		02/07/24	3,550	3,540,237
Helix Gen Funding LLC	4.871%		06/30/24	3,500	3,508,022
Intergen NV	5.650%		06/12/20	1,003	997,715
Lightstone Holdco LLC	5.672%		01/30/24	4,664	4,577,375
MaxLinear, Inc.^	3.655%		05/13/24	650	653,250
USIC Holdings, Inc.	5.170%		12/08/23	952	959,251

					18,459,633

Energy - Other — 2.1%
American Energy Marcellus LLC	5.350%	08/04/20	1,417	979,394
American Energy Marcellus LLC	8.674%	08/04/21	300	30,750
California Resources Corp.	11.375%	12/31/21	1,275	1,405,687
Drillships Financing Holding, Inc.	6.147%	03/31/21	364	263,450
Fairmount Minerals Ltd.	4.600%	09/05/19	1,496	1,454,981
Fieldwood Energy LLC	8.045%	08/31/20	362	352,982
Fieldwood Energy LLC^	8.375%	09/30/20	1,489	1,332,987
Floatel Delaware LLC^	6.152%	06/29/20	364	287,345
FTS International, Inc.	5.795%	04/16/21	251	218,564
Hi-Crush Partners LP	4.922%	04/28/21	2,394	2,330,501
MEG Energy Corp. (Canada)	4.647%	12/31/23	2,073	2,067,203
Pacific Drilling SA	4.600%	06/04/18	358	168,703
Westway Group, Inc.^	4.653%	02/27/20	475	464,313

				11,356,860

Energy - Refining — 1.5%
Citgo Holdings, Inc.	9.647%	05/12/18	2,343	2,367,241
Citgo Petroleum Corp.	4.672%	07/29/21	1,578	1,580,529
Western Refining, Inc.	5.431%	11/12/20	3,094	3,095,960
Western Refining, Inc.	5.647%	06/30/23	929	929,636

				7,973,366

Food & Beverage — 0.1%
Acosta, Inc.	4.295%	09/26/21	729	677,678

Foods — 3.3%
Amplify Snack Brands, Inc.	6.500%	09/01/23	2,141	2,121,493
Chefs’ Warehouse, Inc. (The)^	6.790%	06/22/22	1,083	1,096,311
Constellation Brands Canada, Inc. (Canada)^	4.898%	12/15/23	648	650,806
Hearthside Group Holdings LLC	4.100%	06/02/21	1,385	1,394,281
High Liner Foods, Inc. (Canada)	4.303%	04/26/21	1,000	1,000,625
JBS USA LLC	3.652%	10/30/22	2,600	2,562,084
Milk Specialties Co.	5.150%	08/16/23	1,644	1,654,524
Mill US Acquisition LLC	5.150%	07/03/20	2,420	2,266,809
NPC International, Inc.	4.648%	04/30/24	850	855,844
Shearer’s Foods LLC	5.084%	06/30/21	1,929	1,921,296
Shearer’s Foods LLC	5.397%	06/30/21	499	497,366
TMK Hawk Parent Corp.	5.045%	10/01/21	1,294	1,302,559

				17,323,998

Gaming — 2.4%
Affinity Gaming LLC	4.555%	06/30/23	969	974,627
Caesars Entertainment Operating Co.	3.650%	09/30/24	1,575	1,567,125
Caesars Entertainment Resort Properties LLC	7.158%	10/11/20	2,774	2,784,893
CCM Merger, Inc.^	3.826%	08/06/21	1,366	1,374,304
Golden Nugget, Inc.	4.672%	11/21/19	773	783,575
Golden Nugget, Inc.	4.678%	11/21/19	331	335,818
Greektown Holdings LLC	4.152%	04/25/24	1,250	1,251,172
Scientific Games International, Inc.	5.148%	10/01/21	1,895	1,923,088
Station Casinos LLC	3.500%	06/08/23	1,995	2,003,141

				12,997,743

Health Care & Pharmaceutical — 12.0%
Acadia Healthcare Co., Inc.	3.745%	02/16/23	1,436	1,446,852
Air Medical Group Holdings, Inc.	4.295%	04/28/22	1,237	1,222,910
Air Medical Group Holdings, Inc.	5.000%	04/28/22	525	523,313
Alliance HealthCare Services, Inc.	4.343%	06/03/19	3,298	3,289,677
Amneal Pharmaceuticals LLC	4.650%	11/01/19	2,402	2,405,399
Arbor Pharmaceuticals LLC	6.150%	07/05/23	1,214	1,221,176
ATI Holdings LLC	5.681%	05/10/23	2,610	2,634,674
Capsugel Holdings US, Inc.	4.150%	07/31/21	1,478	1,477,874
Carecore National LLC^	5.045%	03/05/21	1,943	1,959,570
CCS Intermediate Holdings LLC^	5.153%	07/23/21	219	187,566
Change Healthcare Holdings LLC	3.789%	03/01/24	1,375	1,379,175
CHG Healthcare Services, Inc.	4.852%	06/07/23	1,990	2,003,840
CHS/Community Health Systems, Inc.	3.898%	12/31/19	1,642	1,642,393
CHS/Community Health Systems, Inc.	4.170%	01/27/21	1,371	1,371,140
ContextMedia Health LLC	7.653%	12/23/21	1,629	1,638,540
Curo Health Services Holdings, Inc.	5.932%	02/07/22	2,116	2,126,688
Endo Luxembourgh Finance I Co. SARL	5.313%	04/29/24	2,269	2,291,690
Envision Healthcare Corp.	4.055%	12/01/23	1,142	1,151,712
Equian LLC	4.929%	05/31/24	1,225	1,234,187
Explorer Holdings, Inc.	6.148%	05/02/23	943	949,161
FHC Health Systems, Inc.	5.156%	12/23/21	1,634	1,534,224
Genoa A Qol Healthcare Co. LLC	4.897%	10/30/23	1,493	1,498,848
Horizon Pharma, Inc.	4.903%	03/29/24	1,669	1,668,341
Kindred Healthcare, Inc.	4.688%	04/09/21	2,228	2,234,694
Lannett Co., Inc.	6.420%	11/25/22	2,450	2,435,233
Mallinckrodt International Finance SA (Luxembourg)	3.897%	09/24/24	2,065	2,063,678
MPH Acquisition Holdings LLC	4.935%	06/07/23	1,016	1,019,275
Opal Acquisition, Inc.	5.200%	11/27/20	491	460,132
Ortho Clinical Diagnostics	4.897%	06/30/21	2,042	2,040,972
Patheon Pharmaceuticals, Inc.	4.400%	04/22/24	625	626,563
Pharmaceutical Product Development LLC	4.328%	08/18/22	2,545	2,548,229
RadNet Management, Inc.^	8.153%	03/25/21	2,693	2,713,533
Select Medical Corp.	4.600%	03/06/24	2,800	2,819,832
Surgery Center Holdings, Inc.	4.750%	11/03/20	1,740	1,745,358
Team Health Holdings, Inc.	3.935%	02/06/24	1,900	1,891,450
TecoStar Holdings, Inc.	4.906%	05/01/24	700	703,500
US Renal Care, Inc.	5.397%	12/30/22	1,387	1,351,364
Valeant Pharmaceuticals International, Inc. (Canada)	5.750%	04/01/22	1,859	1,888,722
Vizient, Inc.	4.674%	02/13/23	806	816,325

				64,217,810

Insurance — 1.1%
AmWins Group, Inc.	3.902%	01/25/24	1,746	1,746,716
AmWins Group, Inc.	7.901%	01/24/25	560	569,800
CCC Information Services, Inc.	4.150%	04/29/24	2,150	2,143,281
Hyperion Insurance Group Ltd. (United Kingdom)	5.563%	04/29/22	1,533	1,538,667

				5,998,464

Media & Entertainment — 2.2%
AMF Bowling Centers, Inc.	6.045%	09/19/23	1,020	1,024,125
Beasley Broadcast Group, Inc.	7.045%	11/01/23	713	720,713
Deluxe Entertainment Services Group	6.700%	02/28/20	855	853,788
Getty Images, Inc.	4.750%	10/18/19	676	620,088
Learfield Communications, Inc.^	4.343%	12/01/23	1,122	1,134,812
Mood Media Corp. (Canada)	7.148%	05/01/19	490	486,747
NEP Broadcasting LLC	10.000%	07/22/20	543	548,738
NEP/NCP Holdco, Inc.	4.403%	01/22/20	1,223	1,222,589

Stadium Management Group	4.791%	02/27/20	1,291	1,294,096
Tribune Media Co.	4.150%	01/27/24	458	460,661
Univision Communications, Inc.	3.795%	03/15/24	2,597	2,574,737
VIP Cinema Holdings, Inc.	7.093%	03/01/23	775	781,781

				11,722,875

Metals & Mining — 1.2%
Global Brass & Copper, Inc.^	5.408%	07/18/23	473	477,942
Minerals Technologies, Inc.^	4.750%	05/10/21	225	226,687
Murray Energy Corp.	8.397%	04/16/20	1,162	1,094,518
Oxbow Carbon LLC^	1.172%	01/19/20	1,450	1,464,500
Peabody Energy Corp.	5.500%	03/31/22	575	576,916
Phoenix Services International LLC	8.647%	06/30/19	1,731	1,738,584
Zekelman Industries, Inc.	4.656%	06/14/21	845	853,745

				6,432,892

Other Industry — 3.6%
AlixPartners LLP	4.152%	04/04/24	1,925	1,935,588
Altisource Solutions SARL (Luxembourg)	4.606%	12/09/20	832	692,728
Asurion LLC	8.545%	03/03/21	1,000	1,010,000
Daseke, Inc.	6.500%	02/27/24	579	582,619
Daseke, Inc.	6.650%	02/28/24	121	121,756
Edelman Financial Group, Inc.	6.656%	12/19/22	1,628	1,630,177
GCA Services Group, Inc.	6.750%	03/01/23	1,415	1,426,931
Mannington Mills, Inc.	4.897%	10/01/21	1,095	1,101,228
Merrill Communications LLC	6.343%	06/01/22	1,410	1,410,799
Onsite Rental Group Operation Pty. Ltd.(g)^	5.524%	07/30/21	54	39,150
Osmose Utility Services, Inc.	4.897%	08/22/22	365	365,979
Packers Holdings LLC^	4.814%	12/02/21	1,022	1,029,352
Power Buyer LLC	4.429%	05/06/20	1,208	1,201,721
Precyse Acquisition Corp.	5.545%	10/20/22	1,243	1,245,203
SAI Global, Inc. (Australia)^	5.606%	12/08/23	1,272	1,290,890
USAGM HoldCo LLC	4.790%	07/28/22	2,151	2,160,551
Virtus Investment Partners, Inc.	4.852%	09/30/24	1,650	1,672,688

				18,917,360

Packaging — 3.9%
Albea Beauty Holdings SA^	4.908%	04/30/24	1,500	1,496,250
Berlin Packaging LLC	4.648%	10/01/21	1,743	1,749,559
Bway Holdings Co.	4.245%	04/03/24	1,125	1,122,389
Charter NEX US Holdings, Inc.	4.431%	05/16/24	1,025	1,026,922
Consolidated Container Co. LLC	4.681%	05/31/24	1,425	1,433,905
Exopack Holdings SA (Luxembourg)	4.655%	05/08/19	2,856	2,830,214
Expera Specialty Solutions LLC	5.784%	11/03/23	672	673,304
Flex Acquisition Co., Inc.	4.398%	12/29/23	2,075	2,085,894
Industrial Container Services, Inc.	5.156%	04/25/24	291	290,225
Industrial Container Services, Inc.	5.167%	04/25/24	1,609	1,607,400
Plaze, Inc.	4.642%	08/01/22	1,637	1,645,306
Pregis Holding I Corp.	4.647%	05/20/21	1,385	1,389,185
Pro Mach, Inc.	4.795%	10/22/21	2,106	2,102,964
ProAmpac PG Borrower LLC	5.098%	11/20/23	1,546	1,568,799

				21,022,316

Paper — 0.2%
Caraustar Industries, Inc.	6.606%	03/14/22	1,025	1,029,484

Real Estate — 0.7%
Americold Realty Operating Partnership LP	4.843%	12/01/22	1,841	1,855,903
Capital Automotive LP	7.029%	03/24/25	825	837,375
DTZ US Borrower LLC	4.429%	11/04/21	1,210	1,213,864

				3,907,142

Restaurants — 0.4%
CEC Entertainment, Inc.	4.181%	02/12/21	2,142	2,133,200

Retailers — 7.1%
Academy Ltd.	5.093%	07/01/22	2,227	1,781,325
Advantage Sales & Marketing, Inc.	4.403%	07/23/21	884	872,678
Advantage Sales & Marketing, Inc.	7.656%	07/25/22	750	733,500
At Home Holding III, Inc.	4.672%	06/03/22	1,410	1,411,821
Bass Pro Group LLC	4.356%	06/05/20	2,473	2,467,982
Bass Pro Group LLC	6.147%	12/15/23	1,925	1,868,053
CNT Holdings III Corp.	4.400%	01/23/23	1,515	1,521,705
Floor & Decor Outlets of America, Inc.^	4.550%	09/30/23	558	562,918
Fullbeauty Brands, Inc.	5.795%	10/14/22	1,139	862,029
Harbor Freight Tools USA, Inc.	4.295%	08/18/23	1,319	1,318,722
Hudsons Bay Co. (Canada)	4.294%	09/30/22	1,688	1,621,904
Lands’ End, Inc.	4.295%	04/02/21	610	521,906
Leslie’s Poolmart, Inc.	4.871%	08/16/23	1,794	1,802,715
Men’s Warehouse, Inc. (The)^	5.000%	06/18/21	2,250	2,103,750
Neiman Marcus Group Ltd. LLC	4.403%	10/25/20	2,459	1,924,740
NVA Holdings, Inc.^	4.682%	08/14/21	175	175,437
NVA Holdings, Inc.	4.682%	08/14/21	1,310	1,321,456
NVA Holdings, Inc.	8.121%	08/14/22	1,225	1,235,208
Party City Holdings, Inc.	4.171%	08/19/22	1,445	1,444,519
Petco Animal Supplies, Inc.	4.403%	01/26/23	1,978	1,839,208
PetSmart, Inc.	4.131%	03/11/22	2,969	2,850,838
Rite Aid Corp.	4.875%	06/21/21	4,025	4,034,225
Rite Aid Corp.	5.750%	08/21/20	375	376,031
Sears Roebuck Acceptance Corp.	5.647%	06/30/18	1,110	1,087,978
Vision Holding Corp.	4.045%	03/12/21	1,931	1,933,536

				37,674,184

Supermarkets — 1.0%
Albertsons LLC	4.200%	08/25/21	720	722,326
Albertsons LLC	4.402%	12/21/22	1,465	1,471,942
Albertsons LLC	4.406%	06/22/23	1,113	1,117,951
GOBP Holdings, Inc.	5.147%	10/21/21	1,350	1,351,654
Supervalu, Inc.	5.545%	03/21/19	482	482,869

				5,146,742

Technology — 15.4%
4L Technologies, Inc.	5.679%	05/08/20	1,752	1,670,640
ACTIVE Network, Inc.	6.182%	11/13/20	1,408	1,401,869
Almonde, Inc.	1.172%	11/30/24	2,450	2,454,410
Almonde, Inc.	1.172%	11/30/25	400	406,333
Alorica, Inc.	5.900%	06/30/22	711	714,896
Ancestry.com, Inc.	4.408%	10/19/23	1,337	1,348,194
Ancestry.com, Inc.	9.260%	10/18/24	675	691,313
Aptean Holdings, Inc.	6.156%	12/20/22	875	877,916
Audio Visual Services Corp.^	4.670%	04/29/24	597	595,431
Avaya, Inc.	6.450%	05/29/20	1,366	1,127,885
Avaya, Inc.	6.652%	03/30/18	129	106,030
Avaya, Inc.	8.653%	01/24/18	450	462,094
BMC Foreign Holding Co.	5.158%	09/10/22	842	846,022
BMC Software Finance, Inc.	1.150%	09/12/22	6,775	6,805,432

Camelot Finance LP	4.650%		10/03/23	1,021	1,025,589
Cologix Holdings, Inc.	4.131%		03/20/24	1,075	1,074,328
Compuware Corp.	5.290%		12/15/21	2,034	2,040,244
Dell International LLC	3.650%		09/07/23	2,062	2,072,080
Donnelley Financial Solutions, Inc.	5.000%		09/30/23	265	267,573
EagleView Technology Corp.	5.398%		07/15/22	690	687,776
Evergreen Skills SARL	5.750%		04/28/21	1,809	1,709,100
Evergreen Skills SARL	9.250%		04/28/22	475	395,108
Everi Payments, Inc.	5.560%		05/31/24	750	751,562
First Data Corp.	4.121%		07/10/22	3,069	3,088,425
Genesys Telecom Labs, Inc.	5.150%		12/01/23	1,920	1,931,357
GlobalLogic Holdings, Inc.^	5.652%		06/20/22	1,000	1,007,500
GTCR Valor Companies, Inc.	7.147%		06/16/23	1,839	1,849,895
Hyland Software, Inc.	4.400%		07/01/22	1,289	1,292,563
Infor US, Inc.	3.897%		02/01/22	741	738,352
Informatica Corp.	4.647%		08/05/22	2,600	2,594,532
Information Resources, Inc.	5.397%		01/18/24	1,625	1,638,712
Inmar, Inc.	4.656%		05/01/24	350	349,708
Internet Brands, Inc.	4.850%		07/08/22	339	341,694
Internet Brands, Inc.	4.905%		07/08/21	1,216	1,226,651
IPC Systems, Inc.	5.672%		08/06/21	1,433	1,359,272
Kemet Corp.^	7.156%		04/28/24	550	547,250
Kronos, Inc.	4.680%		11/01/23	2,045	2,062,870
Kronos, Inc.	9.400%		11/01/24	400	414,167
Lattice Semiconductor Corp.^	5.250%		03/10/21	1,951	1,946,132
Linxens (Luxembourg)	4.658%		10/14/22	1,910	1,903,295
Linxens (Luxembourg)^	9.533%		10/16/23	300	297,000
MA FinanceCo. LLC (United Kingdom)	3.672%		11/19/21	1,462	1,461,857
MA FinanceCo. LLC	3.906%		04/18/24	316	315,128
Masergy Holdings, Inc.	5.648%		12/15/23	1,546	1,555,788
MH Sub I LLC	—	%(p)	07/08/22	185	186,858
MTS Systems Corp.^	5.400%		07/05/23	672	680,020
Neustar, Inc.	—	%(p)	03/03/25	350	352,625
Neustar, Inc.	4.852%		03/03/24	1,025	1,034,930
Optiv Security, Inc.	4.422%		02/01/24	628	621,197
Presidio Holdings Ltd.	4.398%		02/02/22	994	1,000,246
Rackspace Hosting, Inc.	4.672%		11/03/23	2,095	2,105,659
RP Crown Parent LLC	4.545%		10/12/23	1,471	1,480,202
Seahawk Holding (Cayman) Ltd.	7.150%		10/31/22	1,194	1,213,593
Seattle SpinCo, Inc.	3.906%		04/18/24	2,134	2,128,135
Shaw Data Centre LP	4.545%		03/30/22	671	673,500
Sirius Computer Solutions, Inc.	5.422%		10/31/22	821	828,385
Sirius Computer Solutions, Inc.	10.672%		10/30/23	250	254,167
Solera Holdings, Inc.	5.852%		03/03/23	1,218	1,225,681
SourceHOV LLC	7.897%		10/31/19	340	321,152
Synchronoss Technologies, Inc.	4.082%		01/19/24	1,725	1,615,463
Tempo Acquisition LLC	4.153%		05/31/24	2,700	2,708,437
Tibco Software, Inc.	5.609%		12/04/20	997	1,004,664
Veritas US, Inc.	6.795%		01/27/23	569	569,286
Vestcom Parent Holdings, Inc.	5.260%		12/19/23	1,995	1,999,988
Western Digital Corp.	3.887%		04/29/23	1,945	1,962,650
Xerox Business Services LLC	7.250%		12/07/23	998	1,013,293

					82,434,104

Telecommunications — 2.9%
CenturyLink, Inc.	3.936%		01/31/25	2,400	2,394,000
Coral US Co. Borrower, Inc.	4.686%		01/31/25	1,975	1,982,900
Digicel International Finance Ltd.	4.940%		05/31/24	2,500	2,519,793

Global Tel*Link Corp.	5.000%	05/22/20	1,780	1,777,485
Global Tel*Link Corp.	9.000%	11/23/20	300	298,875
GTT Communications, Inc.	5.120%	01/09/24	1,845	1,865,805
Hargray Communications Group, Inc.	4.031%	05/16/24	1,100	1,106,416
LTS Buyer LLC	4.370%	04/13/20	1,431	1,436,158
Securus Technologies Holdings, Inc.	5.400%	04/30/20	1,312	1,311,339
Securus Technologies Holdings, Inc.	9.000%	04/30/21	250	249,375
Windstream Services LLC	5.152%	03/29/21	698	701,298

				15,643,444

Transportation — 0.2%
Worldwide Express Operations LLC^	5.670%	02/02/24	1,200	1,203,000

TOTAL BANK LOANS (cost $499,634,717)				500,000,650

CORPORATE BONDS — 4.7%
Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	700	728,000

Building Materials — 0.2%
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	200	210,500
US Concrete, Inc., Gtd. Notes, 144A	6.375%	06/01/24	1,000	1,045,000

				1,255,500

Coal — 0.3%
Consol Energy, Inc., Gtd. Notes(a)	8.000%	04/01/23	1,500	1,580,625

Cosmetics/Personal Care — 0.0%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(g)	4.625%	05/15/21	140	139,300

Distribution/Wholesale — 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	1,125	1,136,250

Diversified Financial Services — 0.3%
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,250	1,297,656

Electric — 0.2%
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	250	257,188
NRG Energy, Inc., Gtd. Notes(g)	7.250%	05/15/26	550	562,375

				819,563

Entertainment — 0.4%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	250	256,875
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,875	2,001,562

				2,258,437

Food — 0.1%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	350	355,250
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	265	271,625

				626,875

Healthcare-Products — 0.0%
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	200	177,000

Healthcare-Services — 0.7%
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	250	251,250

CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	1,050	1,088,587
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	500	511,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	650	666,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	700	738,500
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	250	256,250

				3,512,087

Lodging & Gaming — 0.4%
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26	300	327,330
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	365,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	750	777,188
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	250	276,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(g)	6.375%	06/01/21	500	507,970

				2,254,488

Media — 0.3%
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	277,187
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	750	785,625
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	250	257,188

				1,320,000

Oil & Gas — 0.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A	7.875%	12/15/24	450	471,375

Pharmaceuticals — 0.7%
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	3,500	3,674,300

Retail — 0.5%
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	325	340,438
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)	9.250%	06/15/21	100	101,500
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	1,750	1,756,562
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	500	496,650

				2,695,150

Software — 0.1%
Infor US, Inc., Gtd. Notes(g)	6.500%	05/15/22	425	442,531

Telecommunications — 0.1%
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, PIK, 144A	9.625%	06/01/22	625	650,000

TOTAL CORPORATE BONDS (cost $24,377,966)				25,039,137

TOTAL LONG-TERM INVESTMENTS (cost $529,531,175)				530,549,284

	Shares
SHORT-TERM INVESTMENTS — 6.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	31,826,796	31,826,796
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $2,283,956; includes $2,281,960 of cash collateral for securities on loan)(b)(w)	2,283,578	2,284,035

TOTAL SHORT-TERM INVESTMENTS (cost $34,110,752)		34,110,831

TOTAL INVESTMENTS — 105.8% (cost $563,641,927)(x)		564,660,115
Liabilities in excess of other assets(z) — (5.8)%		(30,805,415)

NET ASSETS — 100.0%		$533,854,700

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
L2	Level 2
L3	Level 3
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $58,403,758 and 10.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,218,477; cash collateral of $2,281,960 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,951,068 is approximately 0.4% of net assets.
(p)	Interest rate not available as of May 31, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$563,645,533

Appreciation	4,678,738
Depreciation	(3,664,156)

Net Unrealized Appreciation	$1,014,582

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at May 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
3,000	02/03/19	1.538%	3 Month LIBOR(1)	$156	$(15,798)	$(15,954)
7,500	02/02/22	1.994%	3 Month LIBOR(1)	8,681	(108,777)	(117,458)
5,700	02/03/24	2.228%	3 Month LIBOR(1)	(25,339)	(136,938)	(111,599)

				$(16,502)	$(261,513)	$(245,011)

Cash of $426,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at May 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,509,497	$—
Bank Loans	—	441,596,892	58,403,758
Corporate Bonds	—	25,039,137	—
Affiliated Mutual Funds	34,110,831	—	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(245,011)	—

Total	$34,110,831	$471,900,515	$58,403,758

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stock
Balance as of 2/28/17	$56,716,839	$35,076
Realized gain (loss)	27,817	22,980
Change in unrealized appreciation (depreciation)**	103,440	(25,400)
Purchases/Exchanges/Issuances	22,425,247	—
Sales/Paydowns	(13,280,782)	(32,656)
Accrued discount/premium	21,991	—
Transfers into Level 3	8,978,550	—
Transfers out of Level 3	(16,589,344)	—

Balance as of 05/31/17	$58,403,758	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $184,730 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of May 31, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$58,403,758	Market Approach	Single Broker Indicative Quote	$72.00 - $101.75($99.30)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$16,589,344	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$8,978,550	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Prudential Government Income Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.8%
ASSET-BACKED SECURITIES — 6.1%
Collateralized Loan Obligations — 6.0%
Battalion CLO VII Ltd., Series 2014-7A, Class A1R, 144A	2.348	%(c)	10/17/26	1,250	$1,250,401
Benefit Street Partners CLO Ltd., Series 2015-VIIA, Class A1A, 144A	2.688	%(c)	07/18/27	250	251,239
BlueMountain CLO Ltd., Series 2015-1A, Class A1R, 144A	2.485	%(c)	04/13/27	1,250	1,250,451
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, 144A	2.308	%(c)	04/17/25	500	500,543
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class AR, 144A	2.432	%(c)	05/15/25	1,000	999,870
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	2.703	%(c)	04/22/27	1,000	1,001,348
Eaton Vance CLO Ltd., Series 2014-1A, Class AR, 144A	2.358	%(c)	07/15/26	4,500	4,498,888
Flagship CLO Ltd., Series 2014-8A, Class AR, 144A	2.408	%(c)	01/16/26	4,500	4,501,523
Jackson Mill CLO Ltd., Series 2015-1A, Class A, 144A	2.698	%(c)	04/15/27	1,750	1,752,323
KVK CLO Ltd., Series 2014-1A, Class A1R, 144A	2.289	%(c)	05/15/26	5,000	5,001,895
Limerock CLO LLC, Series 2014-3A, Class A1R, 144A	2.356	%(c)	10/20/26	2,450	2,450,787
Magnetite Ltd., Series 2014-9A, Class A1, 144A(g)	2.576	%(c)	07/25/26	3,465	3,466,541
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.673	%(c)	07/22/27	1,000	1,005,282
Sound Point CLO Ltd., Series 2015-2A, Class A, 144A	2.676	%(c)	07/20/27	1,250	1,254,002

					29,185,093

Other — 0.1%
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	149	150,389

TOTAL ASSET-BACKED SECURITIES (cost $29,251,140)					29,335,482

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	2,500	2,597,498
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	270	277,817
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(c)	12/25/23	3,950	4,210,413
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	942	926,786
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(c)	11/25/25	2,900	2,956,782
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	%(c)	07/25/26	2,600	2,520,621
Fannie Mae-Aces, Series 2016-M13, Class A2	2.477	%(c)	09/25/26	4,400	4,308,851
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	524,690
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.601	%(c)	06/25/20	24,232	930,884
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.686	%(c)	03/25/22	25,620	1,704,521
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.436	%(c)	05/25/22	14,479	848,411
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.474	%(c)	06/25/22	15,721	966,229
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.877	%(c)	10/25/22	40,437	1,571,781
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(c)	07/25/23	7,800	8,335,281
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	6,800	7,225,968
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	6,000	6,293,738
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	5,000	5,113,626
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300	%(c)	10/25/26	3,860	3,999,828
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327	%(c)	03/25/27	2,100	2,185,546

FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	900	952,475
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.755	%(c)	05/25/19	12,330	330,390
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.688	%(c)	07/25/19	12,224	333,811
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(c)	05/25/25	4,000	4,172,691
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49	2,500	2,581,787
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	5.943	%(c)	04/15/45	32	31,607
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,000	1,013,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	1,000	1,013,598
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572%		09/15/58	2,500	2,609,968

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $69,769,691)					70,539,156

CORPORATE BONDS — 1.1%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.550%		01/15/24	2,085	2,246,848
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%		12/15/21	2,660	2,927,322

TOTAL CORPORATE BONDS (cost $5,159,203)					5,174,170

MUNICIPAL BONDS — 0.6%
California — 0.1%
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%		06/01/46	275	372,543

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.000%		12/01/46	1,100	1,235,476

Texas — 0.2%
University of Texas System (The), Revenue Bonds, BABs	5.000%		08/15/47	610	810,385

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.000%		11/01/46	400	531,020

TOTAL MUNICIPAL BONDS (cost $2,819,093)					2,949,424

NON-CORPORATE FOREIGN AGENCY — 0.1%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $468,688)	3.150%		07/24/24	470	484,325

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	47		46,951
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	—	(r)	36
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	121		121,837
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	1		1,220
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.644	%(c)	10/25/28	83		80,373
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.391	%(c)	02/25/34	395		396,787

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $648,424)						647,204

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.5%
Federal Home Loan Banks	1.000%		12/19/17	4,400		4,396,304
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	1,531		1,550,321
Federal Home Loan Mortgage Corp.	3.000%		TBA	6,500		6,532,373
Federal Home Loan Mortgage Corp.	3.000%		10/01/28	331		342,255
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	921		952,090
Federal Home Loan Mortgage Corp.	3.000%		04/01/43	2,053		2,075,641
Federal Home Loan Mortgage Corp.	3.500%		TBA	500		516,543
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	572		602,177
Federal Home Loan Mortgage Corp.	3.500%		01/01/27	307		323,541
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	2,167		2,248,331
Federal Home Loan Mortgage Corp.	4.000%		06/01/26	203		213,922
Federal Home Loan Mortgage Corp.	4.000%		09/01/26	513		540,494
Federal Home Loan Mortgage Corp.	4.000%		11/01/39	1,520		1,611,910
Federal Home Loan Mortgage Corp.	4.000%		09/01/40	1,057		1,121,150
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	813		861,783
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	583		618,331
Federal Home Loan Mortgage Corp.	4.000%		04/01/42	2,353		2,495,153
Federal Home Loan Mortgage Corp.	4.000%		10/01/45	753		795,891
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,353		2,544,704
Federal Home Loan Mortgage Corp.	5.000%		06/01/33	1,079		1,193,010
Federal Home Loan Mortgage Corp.	5.000%		03/01/34	105		115,771
Federal Home Loan Mortgage Corp.	5.000%		05/01/34	1,354		1,489,996
Federal Home Loan Mortgage Corp.	5.000%		05/01/34	111		122,993
Federal Home Loan Mortgage Corp.	5.500%		05/01/37	171		190,114
Federal Home Loan Mortgage Corp.	5.500%		01/01/38	146		162,065
Federal Home Loan Mortgage Corp.	6.000%		08/01/32	46		52,254
Federal Home Loan Mortgage Corp.	6.000%		12/01/33	81		93,322
Federal Home Loan Mortgage Corp.	6.000%		09/01/34	154		174,436
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	235		260,426
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	69		77,308
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	33		34,771
Federal Home Loan Mortgage Corp.	8.000%		03/01/22	18		17,958
Federal Home Loan Mortgage Corp.	8.000%		08/01/22	3		3,484
Federal Home Loan Mortgage Corp.	8.500%		09/01/17	1		985
Federal Home Loan Mortgage Corp.	8.500%		06/01/18	—	(r)	10
Federal Home Loan Mortgage Corp.	8.500%		09/01/19	2		2,474
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	5		4,963
Federal National Mortgage Assoc.	1.000%		10/24/19	5,000		4,952,265
Federal National Mortgage Assoc.	2.000%		08/01/31	763		751,224
Federal National Mortgage Assoc.	2.500%		TBA	5,000		5,051,367
Federal National Mortgage Assoc.	3.000%		TBA	12,500		12,568,848
Federal National Mortgage Assoc.	3.000%		TBA	3,000		3,095,039
Federal National Mortgage Assoc.	3.000%		01/01/27	1,034		1,070,506
Federal National Mortgage Assoc.	3.000%		08/01/28	1,809		1,868,048

Federal National Mortgage Assoc.	3.000%	02/01/31	3,945		4,072,943
Federal National Mortgage Assoc.	3.000%	11/01/36	1,918		1,960,916
Federal National Mortgage Assoc.	3.000%	12/01/42	1,574		1,591,455
Federal National Mortgage Assoc.	3.000%	02/01/43	1,088		1,100,458
Federal National Mortgage Assoc.	3.000%	06/01/43	1,134		1,146,527
Federal National Mortgage Assoc.	3.000%	07/01/43	3,083		3,116,347
Federal National Mortgage Assoc.	3.500%	09/01/26	359		375,676
Federal National Mortgage Assoc.	3.500%	03/01/27	893		935,574
Federal National Mortgage Assoc.	3.500%	10/01/41	3,397		3,526,099
Federal National Mortgage Assoc.	3.500%	12/01/41	907		941,566
Federal National Mortgage Assoc.	3.500%	03/01/42	814		844,685
Federal National Mortgage Assoc.	3.500%	05/01/42	4,144		4,300,383
Federal National Mortgage Assoc.(tt)	4.000%	TBA	15,500		16,376,765
Federal National Mortgage Assoc.	4.000%	TBA	15,500		16,347,656
Federal National Mortgage Assoc.	4.000%	09/01/40	1,752		1,859,930
Federal National Mortgage Assoc.	4.000%	01/01/41	2,266		2,403,313
Federal National Mortgage Assoc.	4.000%	07/01/42	652		690,985
Federal National Mortgage Assoc.	4.000%	09/01/44	1,930		2,040,295
Federal National Mortgage Assoc.	4.500%	TBA	1,500		1,617,393
Federal National Mortgage Assoc.	4.500%	01/01/20	55		56,953
Federal National Mortgage Assoc.	4.500%	04/01/41	2,025		2,191,327
Federal National Mortgage Assoc.	5.000%	07/01/18	7		7,273
Federal National Mortgage Assoc.	5.000%	08/01/18	32		32,838
Federal National Mortgage Assoc.	5.000%	01/01/19	172		176,884
Federal National Mortgage Assoc.	5.000%	02/01/19	163		167,454
Federal National Mortgage Assoc.	5.000%	11/01/19	64		65,641
Federal National Mortgage Assoc.	5.000%	12/01/31	74		81,248
Federal National Mortgage Assoc.	5.000%	03/01/34	557		613,079
Federal National Mortgage Assoc.	5.000%	07/01/35	226		249,896
Federal National Mortgage Assoc.	5.000%	09/01/35	124		137,362
Federal National Mortgage Assoc.	5.000%	11/01/35	120		133,397
Federal National Mortgage Assoc.	5.000%	05/01/36	90		99,003
Federal National Mortgage Assoc.	5.500%	10/01/18	48		48,885
Federal National Mortgage Assoc.	5.500%	10/01/18	49		49,786
Federal National Mortgage Assoc.	5.500%	11/01/18	33		33,902
Federal National Mortgage Assoc.	5.500%	02/01/34	499		561,110
Federal National Mortgage Assoc.	5.500%	09/01/34	871		984,106
Federal National Mortgage Assoc.	5.500%	02/01/35	766		867,485
Federal National Mortgage Assoc.	5.500%	06/01/35	181		201,265
Federal National Mortgage Assoc.	5.500%	06/01/35	281		313,841
Federal National Mortgage Assoc.	5.500%	09/01/35	186		207,188
Federal National Mortgage Assoc.	5.500%	09/01/35	562		626,821
Federal National Mortgage Assoc.	5.500%	10/01/35	577		648,496
Federal National Mortgage Assoc.	5.500%	11/01/35	1,090		1,218,192
Federal National Mortgage Assoc.	5.500%	11/01/35	1,449		1,629,119
Federal National Mortgage Assoc.	5.500%	11/01/36	15		17,153
Federal National Mortgage Assoc.	6.000%	08/01/21	59		61,643
Federal National Mortgage Assoc.	6.000%	09/01/21	24		26,074
Federal National Mortgage Assoc.	6.000%	07/01/22	3		3,016
Federal National Mortgage Assoc.	6.000%	09/01/33	1		704
Federal National Mortgage Assoc.	6.000%	11/01/33	2		1,852
Federal National Mortgage Assoc.	6.000%	02/01/34	1		945
Federal National Mortgage Assoc.	6.000%	06/01/34	—	(r)	231
Federal National Mortgage Assoc.	6.000%	09/01/34	—	(r)	459
Federal National Mortgage Assoc.	6.000%	09/01/34	31		35,108
Federal National Mortgage Assoc.	6.000%	09/01/34	35		40,075
Federal National Mortgage Assoc.	6.000%	11/01/34	4		4,962
Federal National Mortgage Assoc.	6.000%	11/01/34	53		60,316
Federal National Mortgage Assoc.	6.000%	02/01/35	1		1,518
Federal National Mortgage Assoc.	6.000%	03/01/35	22		24,533

Federal National Mortgage Assoc.	6.000%	04/01/35	1		1,323
Federal National Mortgage Assoc.	6.000%	12/01/35	195		220,463
Federal National Mortgage Assoc.	6.000%	01/01/36	395		446,931
Federal National Mortgage Assoc.	6.000%	05/01/36	40		45,307
Federal National Mortgage Assoc.	6.000%	05/01/36	487		551,146
Federal National Mortgage Assoc.	6.000%	05/01/36	170		192,776
Federal National Mortgage Assoc.	6.250%	05/15/29	210		286,089
Federal National Mortgage Assoc.	6.500%	07/01/32	1,008		1,155,691
Federal National Mortgage Assoc.	6.500%	08/01/32	347		389,548
Federal National Mortgage Assoc.	6.500%	09/01/32	103		113,885
Federal National Mortgage Assoc.	6.500%	10/01/32	866		992,780
Federal National Mortgage Assoc.	6.500%	10/01/32	128		144,386
Federal National Mortgage Assoc.	6.500%	10/01/37	636		732,887
Federal National Mortgage Assoc.	7.000%	05/01/24	119		132,552
Federal National Mortgage Assoc.	7.000%	05/01/24	33		34,706
Federal National Mortgage Assoc.	7.000%	05/01/24	24		26,011
Federal National Mortgage Assoc.	7.000%	05/01/24	21		21,389
Federal National Mortgage Assoc.	7.000%	05/01/24	9		8,977
Federal National Mortgage Assoc.	7.000%	05/01/24	8		7,585
Federal National Mortgage Assoc.	7.000%	12/01/31	370		424,250
Federal National Mortgage Assoc.	7.000%	12/01/31	1		1,382
Federal National Mortgage Assoc.	7.000%	09/01/33	71		73,004
Federal National Mortgage Assoc.	7.000%	10/01/33	34		33,831
Federal National Mortgage Assoc.	7.000%	11/01/33	12		12,400
Federal National Mortgage Assoc.	7.000%	11/01/33	74		76,187
Federal National Mortgage Assoc.	7.000%	02/01/36	13		14,862
Federal National Mortgage Assoc.	9.000%	04/01/25	6		6,625
Federal National Mortgage Assoc.	9.500%	01/01/25	2		2,087
Federal National Mortgage Assoc.	9.500%	01/01/25	3		3,121
Federal National Mortgage Assoc.	9.500%	01/01/25	9		8,987
Federal National Mortgage Assoc.	9.500%	02/01/25	3		2,865
Government National Mortgage Assoc.	3.000%	10/20/46	500		510,172
Government National Mortgage Assoc.	3.000%	03/15/45	3,415		3,481,266
Government National Mortgage Assoc.	3.000%	01/20/47	230		234,318
Government National Mortgage Assoc.	3.000%	02/20/47	11,770		12,009,632
Government National Mortgage Assoc.	3.000%	03/20/47	500		510,173
Government National Mortgage Assoc.	3.500%	01/20/43	3,033		3,177,843
Government National Mortgage Assoc.	3.500%	03/20/45	2,910		3,039,137
Government National Mortgage Assoc.	3.500%	04/20/45	1,649		1,721,915
Government National Mortgage Assoc.	4.000%	02/20/41	743		793,164
Government National Mortgage Assoc.	4.500%	TBA	3,500		3,765,713
Government National Mortgage Assoc.	4.500%	02/20/40	462		499,909
Government National Mortgage Assoc.	4.500%	01/20/41	260		281,633
Government National Mortgage Assoc.	4.500%	02/20/41	1,320		1,428,361
Government National Mortgage Assoc.	4.500%	03/20/41	676		731,676
Government National Mortgage Assoc.	5.000%	07/15/33	737		825,579
Government National Mortgage Assoc.	5.000%	09/15/33	857		950,993
Government National Mortgage Assoc.	5.000%	04/15/34	68		75,138
Government National Mortgage Assoc.	5.500%	02/15/34	570		645,550
Government National Mortgage Assoc.	5.500%	02/15/36	144		163,712
Government National Mortgage Assoc.	7.000%	03/15/22	1		868
Government National Mortgage Assoc.	7.000%	12/15/22	1		1,337
Government National Mortgage Assoc.	7.000%	12/15/22	—	(r)	428
Government National Mortgage Assoc.	7.000%	01/15/23	2		2,320
Government National Mortgage Assoc.	7.000%	01/15/23	5		5,304
Government National Mortgage Assoc.	7.000%	01/15/23	4		4,324
Government National Mortgage Assoc.	7.000%	01/15/23	1		1,168
Government National Mortgage Assoc.	7.000%	01/15/23	—	(r)	94
Government National Mortgage Assoc.	7.000%	01/15/23	2		2,647

Government National Mortgage Assoc.	7.000%	02/15/23	4		3,949
Government National Mortgage Assoc.	7.000%	03/15/23	3		3,108
Government National Mortgage Assoc.	7.000%	03/15/23	5		4,715
Government National Mortgage Assoc.	7.000%	04/15/23	2		1,553
Government National Mortgage Assoc.	7.000%	04/15/23	1		1,463
Government National Mortgage Assoc.	7.000%	04/15/23	6		5,982
Government National Mortgage Assoc.	7.000%	04/15/23	4		3,926
Government National Mortgage Assoc.	7.000%	05/15/23	3		3,208
Government National Mortgage Assoc.	7.000%	05/15/23	4		3,986
Government National Mortgage Assoc.	7.000%	05/15/23	7		6,991
Government National Mortgage Assoc.	7.000%	05/15/23	49		52,191
Government National Mortgage Assoc.	7.000%	05/15/23	2		1,975
Government National Mortgage Assoc.	7.000%	05/15/23	6		6,297
Government National Mortgage Assoc.	7.000%	05/15/23	1		1,293
Government National Mortgage Assoc.	7.000%	05/15/23	10		10,199
Government National Mortgage Assoc.	7.000%	05/15/23	—	(r)	451
Government National Mortgage Assoc.	7.000%	05/15/23	—	(r)	136
Government National Mortgage Assoc.	7.000%	05/15/23	3		3,110
Government National Mortgage Assoc.	7.000%	05/15/23	2		2,610
Government National Mortgage Assoc.	7.000%	05/15/23	1		797
Government National Mortgage Assoc.	7.000%	06/15/23	1		1,207
Government National Mortgage Assoc.	7.000%	06/15/23	2		2,208
Government National Mortgage Assoc.	7.000%	06/15/23	3		3,433
Government National Mortgage Assoc.	7.000%	06/15/23	2		1,759
Government National Mortgage Assoc.	7.000%	06/15/23	—	(r)	332
Government National Mortgage Assoc.	7.000%	06/15/23	2		2,601
Government National Mortgage Assoc.	7.000%	06/15/23	—	(r)	271
Government National Mortgage Assoc.	7.000%	06/15/23	4		4,400
Government National Mortgage Assoc.	7.000%	06/15/23	1		577
Government National Mortgage Assoc.	7.000%	07/15/23	1		1,002
Government National Mortgage Assoc.	7.000%	07/15/23	—	(r)	464
Government National Mortgage Assoc.	7.000%	07/15/23	3		3,673
Government National Mortgage Assoc.	7.000%	07/15/23	4		4,577
Government National Mortgage Assoc.	7.000%	07/15/23	1		1,051
Government National Mortgage Assoc.	7.000%	07/15/23	2		2,097
Government National Mortgage Assoc.	7.000%	07/15/23	2		1,610
Government National Mortgage Assoc.	7.000%	07/15/23	—	(r)	315
Government National Mortgage Assoc.	7.000%	07/15/23	2		2,547
Government National Mortgage Assoc.	7.000%	07/15/23	3		3,707
Government National Mortgage Assoc.	7.000%	07/15/23	19		19,008
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,281
Government National Mortgage Assoc.	7.000%	08/15/23	7		7,419
Government National Mortgage Assoc.	7.000%	08/15/23	4		4,475
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,404
Government National Mortgage Assoc.	7.000%	08/15/23	3		3,593
Government National Mortgage Assoc.	7.000%	08/15/23	2		1,894
Government National Mortgage Assoc.	7.000%	08/15/23	6		6,334
Government National Mortgage Assoc.	7.000%	08/15/23	1		732
Government National Mortgage Assoc.	7.000%	08/15/23	2		1,775
Government National Mortgage Assoc.	7.000%	08/15/23	6		6,364
Government National Mortgage Assoc.	7.000%	08/15/23	4		4,114
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,317
Government National Mortgage Assoc.	7.000%	08/15/23	—	(r)	490
Government National Mortgage Assoc.	7.000%	08/15/23	9		9,605
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,363
Government National Mortgage Assoc.	7.000%	08/15/23	2		2,076
Government National Mortgage Assoc.	7.000%	08/15/23	4		4,029
Government National Mortgage Assoc.	7.000%	09/15/23	46		48,953
Government National Mortgage Assoc.	7.000%	09/15/23	2		2,285
Government National Mortgage Assoc.	7.000%	09/15/23	14		14,923

Government National Mortgage Assoc.	7.000%	09/15/23	1		1,339
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,733
Government National Mortgage Assoc.	7.000%	09/15/23	2		2,010
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,632
Government National Mortgage Assoc.	7.000%	09/15/23	1		1,323
Government National Mortgage Assoc.	7.000%	10/15/23	13		14,312
Government National Mortgage Assoc.	7.000%	10/15/23	3		3,128
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,214
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,663
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,106
Government National Mortgage Assoc.	7.000%	10/15/23	—	(r)	286
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,565
Government National Mortgage Assoc.	7.000%	10/15/23	4		4,720
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,099
Government National Mortgage Assoc.	7.000%	10/15/23	5		5,712
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,422
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,137
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,428
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,046
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,869
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,293
Government National Mortgage Assoc.	7.000%	10/15/23	3		3,458
Government National Mortgage Assoc.	7.000%	10/15/23	1		587
Government National Mortgage Assoc.	7.000%	10/15/23	9		8,697
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,630
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,223
Government National Mortgage Assoc.	7.000%	10/15/23	13		13,478
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,229
Government National Mortgage Assoc.	7.000%	10/15/23	17		17,336
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,560
Government National Mortgage Assoc.	7.000%	10/15/23	49		50,777
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,103
Government National Mortgage Assoc.	7.000%	10/15/23	8		8,257
Government National Mortgage Assoc.	7.000%	10/15/23	56		59,609
Government National Mortgage Assoc.	7.000%	10/15/23	—	(r)	421
Government National Mortgage Assoc.	7.000%	10/15/23	9		10,087
Government National Mortgage Assoc.	7.000%	11/15/23	3		3,622
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,443
Government National Mortgage Assoc.	7.000%	11/15/23	5		5,685
Government National Mortgage Assoc.	7.000%	11/15/23	4		3,783
Government National Mortgage Assoc.	7.000%	11/15/23	3		2,669
Government National Mortgage Assoc.	7.000%	11/15/23	4		4,601
Government National Mortgage Assoc.	7.000%	11/15/23	9		9,800
Government National Mortgage Assoc.	7.000%	11/15/23	6		6,218
Government National Mortgage Assoc.	7.000%	11/15/23	13		14,384
Government National Mortgage Assoc.	7.000%	11/15/23	16		17,549
Government National Mortgage Assoc.	7.000%	11/15/23	9		9,225
Government National Mortgage Assoc.	7.000%	11/15/23	1		849
Government National Mortgage Assoc.	7.000%	11/15/23	3		3,147
Government National Mortgage Assoc.	7.000%	11/15/23	8		8,667
Government National Mortgage Assoc.	7.000%	11/15/23	15		15,161
Government National Mortgage Assoc.	7.000%	11/15/23	4		4,170
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,666
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,855
Government National Mortgage Assoc.	7.000%	11/15/23	6		5,552
Government National Mortgage Assoc.	7.000%	11/15/23	1		618
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,148
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,006
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,595

Government National Mortgage Assoc.	7.000%	11/15/23	11		11,995
Government National Mortgage Assoc.	7.000%	12/15/23	32		34,383
Government National Mortgage Assoc.	7.000%	12/15/23	7		7,351
Government National Mortgage Assoc.	7.000%	12/15/23	18		18,651
Government National Mortgage Assoc.	7.000%	12/15/23	6		5,798
Government National Mortgage Assoc.	7.000%	12/15/23	9		9,675
Government National Mortgage Assoc.	7.000%	12/15/23	6		6,466
Government National Mortgage Assoc.	7.000%	12/15/23	1		578
Government National Mortgage Assoc.	7.000%	12/15/23	10		9,682
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,283
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,241
Government National Mortgage Assoc.	7.000%	12/15/23	6		5,797
Government National Mortgage Assoc.	7.000%	12/15/23	10		10,431
Government National Mortgage Assoc.	7.000%	12/15/23	20		21,704
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,628
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,370
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,161
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,427
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,777
Government National Mortgage Assoc.	7.000%	12/15/23	3		2,875
Government National Mortgage Assoc.	7.000%	12/15/23	6		6,603
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,175
Government National Mortgage Assoc.	7.000%	12/15/23	2		2,122
Government National Mortgage Assoc.	7.000%	12/15/23	5		4,727
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,878
Government National Mortgage Assoc.	7.000%	12/15/23	1		544
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,194
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,541
Government National Mortgage Assoc.	7.000%	12/15/23	12		12,674
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,667
Government National Mortgage Assoc.	7.000%	12/15/23	2		2,396
Government National Mortgage Assoc.	7.000%	12/15/23	4		4,075
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,647
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,281
Government National Mortgage Assoc.	7.000%	01/15/24	6		6,132
Government National Mortgage Assoc.	7.000%	01/15/24	3		3,241
Government National Mortgage Assoc.	7.000%	01/15/24	—	(r)	476
Government National Mortgage Assoc.	7.000%	01/15/24	4		3,561
Government National Mortgage Assoc.	7.000%	01/15/24	9		9,091
Government National Mortgage Assoc.	7.000%	01/15/24	2		2,639
Government National Mortgage Assoc.	7.000%	01/15/24	3		2,911
Government National Mortgage Assoc.	7.000%	01/15/24	6		6,464
Government National Mortgage Assoc.	7.000%	01/15/24	2		2,006
Government National Mortgage Assoc.	7.000%	01/15/24	5		5,199
Government National Mortgage Assoc.	7.000%	01/15/24	1		1,237
Government National Mortgage Assoc.	7.000%	01/15/24	2		1,803
Government National Mortgage Assoc.	7.000%	01/15/24	2		1,759
Government National Mortgage Assoc.	7.000%	02/15/24	1		840
Government National Mortgage Assoc.	7.000%	02/15/24	2		2,092
Government National Mortgage Assoc.	7.000%	02/15/24	1		943
Government National Mortgage Assoc.	7.000%	02/15/24	14		15,051
Government National Mortgage Assoc.	7.000%	02/15/24	2		2,619
Government National Mortgage Assoc.	7.000%	02/15/24	1		512
Government National Mortgage Assoc.	7.000%	02/15/24	4		4,686
Government National Mortgage Assoc.	7.000%	03/15/24	2		2,334
Government National Mortgage Assoc.	7.000%	03/15/24	—	(r)	75
Government National Mortgage Assoc.	7.000%	03/15/24	3		2,897
Government National Mortgage Assoc.	7.000%	03/15/24	4		4,035
Government National Mortgage Assoc.	7.000%	03/15/24	2		2,185
Government National Mortgage Assoc.	7.000%	03/15/24	2		1,567

Government National Mortgage Assoc.	7.000%	03/15/24	—	(r)	141
Government National Mortgage Assoc.	7.000%	03/15/24	2		1,934
Government National Mortgage Assoc.	7.000%	04/15/24	4		4,161
Government National Mortgage Assoc.	7.000%	04/15/24	1		1,489
Government National Mortgage Assoc.	7.000%	04/15/24	2		2,506
Government National Mortgage Assoc.	7.000%	04/15/24	1		954
Government National Mortgage Assoc.	7.000%	04/15/24	8		8,253
Government National Mortgage Assoc.	7.000%	04/15/24	1		851
Government National Mortgage Assoc.	7.000%	04/15/24	1		990
Government National Mortgage Assoc.	7.000%	04/15/24	13		13,703
Government National Mortgage Assoc.	7.000%	04/15/24	3		2,805
Government National Mortgage Assoc.	7.000%	04/15/24	1		683
Government National Mortgage Assoc.	7.000%	04/15/24	3		3,017
Government National Mortgage Assoc.	7.000%	04/15/24	6		5,708
Government National Mortgage Assoc.	7.000%	04/15/24	3		3,489
Government National Mortgage Assoc.	7.000%	04/15/24	1		1,067
Government National Mortgage Assoc.	7.000%	04/15/24	2		1,954
Government National Mortgage Assoc.	7.000%	04/15/24	—	(r)	374
Government National Mortgage Assoc.	7.000%	04/15/24	3		3,017
Government National Mortgage Assoc.	7.000%	05/15/24	3		3,125
Government National Mortgage Assoc.	7.000%	05/15/24	8		8,419
Government National Mortgage Assoc.	7.000%	05/15/24	5		5,582
Government National Mortgage Assoc.	7.000%	05/15/24	6		6,124
Government National Mortgage Assoc.	7.000%	05/15/24	3		3,047
Government National Mortgage Assoc.	7.000%	05/15/24	9		9,183
Government National Mortgage Assoc.	7.000%	05/15/24	2		2,150
Government National Mortgage Assoc.	7.000%	05/15/24	—	(r)	360
Government National Mortgage Assoc.	7.000%	05/15/24	5		5,837
Government National Mortgage Assoc.	7.000%	05/15/24	5		5,715
Government National Mortgage Assoc.	7.000%	05/15/24	12		12,564
Government National Mortgage Assoc.	7.000%	05/15/24	1		876
Government National Mortgage Assoc.	7.000%	06/15/24	1		597
Government National Mortgage Assoc.	7.000%	06/15/24	2		2,193
Government National Mortgage Assoc.	7.000%	06/15/24	8		8,692
Government National Mortgage Assoc.	7.000%	06/15/24	8		8,268
Government National Mortgage Assoc.	7.000%	06/15/24	4		3,968
Government National Mortgage Assoc.	7.000%	06/15/24	1		1,498
Government National Mortgage Assoc.	7.000%	06/15/24	12		12,467
Government National Mortgage Assoc.	7.000%	06/15/24	4		4,766
Government National Mortgage Assoc.	7.000%	06/15/24	7		6,911
Government National Mortgage Assoc.	7.000%	06/15/24	1		720
Government National Mortgage Assoc.	7.000%	07/15/24	3		3,238
Government National Mortgage Assoc.	7.000%	07/15/24	4		3,635
Government National Mortgage Assoc.	7.000%	10/15/24	11		11,552
Government National Mortgage Assoc.	7.000%	02/15/29	22		22,779
Government National Mortgage Assoc.	7.500%	01/15/23	—	(r)	512
Government National Mortgage Assoc.	7.500%	01/15/23	—	(r)	195
Government National Mortgage Assoc.	7.500%	03/15/23	1		1,410
Government National Mortgage Assoc.	7.500%	05/15/23	1		995
Government National Mortgage Assoc.	7.500%	05/15/23	7		7,790
Government National Mortgage Assoc.	7.500%	06/15/23	—	(r)	499
Government National Mortgage Assoc.	7.500%	07/15/23	—	(r)	296
Government National Mortgage Assoc.	7.500%	07/15/23	—	(r)	243
Government National Mortgage Assoc.	7.500%	07/15/23	1		776
Government National Mortgage Assoc.	7.500%	09/15/23	—	(r)	169
Government National Mortgage Assoc.	7.500%	09/15/23	4		3,682
Government National Mortgage Assoc.	7.500%	10/15/23	5		4,872
Government National Mortgage Assoc.	7.500%	10/15/23	11		11,980
Government National Mortgage Assoc.	7.500%	11/15/23	11		12,348

Government National Mortgage Assoc.	7.500%		11/15/23	2		1,647
Government National Mortgage Assoc.	7.500%		12/15/23	5		5,693
Government National Mortgage Assoc.	7.500%		12/15/23	2		1,724
Government National Mortgage Assoc.	7.500%		01/15/24	2		2,395
Government National Mortgage Assoc.	7.500%		01/15/24	3		3,635
Government National Mortgage Assoc.	7.500%		01/15/24	16		16,813
Government National Mortgage Assoc.	7.500%		01/15/24	1		967
Government National Mortgage Assoc.	7.500%		01/15/24	18		18,023
Government National Mortgage Assoc.	7.500%		01/15/24	4		4,216
Government National Mortgage Assoc.	7.500%		01/15/24	1		874
Government National Mortgage Assoc.	7.500%		02/15/24	14		15,577
Government National Mortgage Assoc.	7.500%		02/15/24	1		1,248
Government National Mortgage Assoc.	7.500%		03/15/24	1		869
Government National Mortgage Assoc.	7.500%		03/15/24	4		4,014
Government National Mortgage Assoc.	7.500%		03/15/24	2		1,696
Government National Mortgage Assoc.	7.500%		04/15/24	8		7,867
Government National Mortgage Assoc.	7.500%		04/15/24	3		3,561
Government National Mortgage Assoc.	7.500%		04/15/24	3		3,246
Government National Mortgage Assoc.	7.500%		05/15/24	2		2,179
Government National Mortgage Assoc.	7.500%		05/15/24	1		881
Government National Mortgage Assoc.	7.500%		05/15/24	2		1,741
Government National Mortgage Assoc.	7.500%		06/15/24	4		4,234
Government National Mortgage Assoc.	7.500%		06/15/24	2		1,632
Government National Mortgage Assoc.	7.500%		06/15/24	5		5,043
Government National Mortgage Assoc.	7.500%		06/15/24	7		6,730
Government National Mortgage Assoc.	7.500%		07/15/24	6		6,468
Government National Mortgage Assoc.	7.500%		07/15/24	15		15,173
Government National Mortgage Assoc.	8.500%		04/15/25	173		201,814
Government National Mortgage Assoc.	9.500%		07/15/17	—	(r)	55
Government National Mortgage Assoc.	9.500%		12/15/17	1		645
Government National Mortgage Assoc.	9.500%		08/20/20	—	(r)	73
Government National Mortgage Assoc.	9.500%		07/20/21	—	(r)	33
Government National Mortgage Assoc.	9.500%		08/20/21	6		6,234
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	2,285		2,352,926
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	2,269		2,337,998
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,700		3,223,919
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.605	%(s)	01/15/21	3,548		3,315,123
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.862	%(s)	01/15/30	1,260		873,165
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.099	%(s)	04/15/30	2,915		2,002,485
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	335		343,754
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	1,300		1,714,240
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	1,170		1,709,602
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	5,400		5,285,741

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $203,499,685)						206,405,405

U.S. TREASURY OBLIGATIONS — 35.8%
U.S. Treasury Bonds	2.500%		02/15/45	5,720		5,319,823
U.S. Treasury Bonds	2.500%		05/15/46	1,210		1,121,283
U.S. Treasury Bonds	2.750%		11/15/42	1,945		1,913,925
U.S. Treasury Bonds(hh)	2.875%		05/15/43	2,185		2,197,120
U.S. Treasury Bonds	3.000%		11/15/44	900		926,050
U.S. Treasury Bonds	3.000%		05/15/45	1,350		1,386,914
U.S. Treasury Bonds	3.000%		02/15/47	1,415		1,454,466
U.S. Treasury Bonds	4.250%		11/15/40	9,920		12,464,321
U.S. Treasury Bonds	4.750%		02/15/41	735		990,642
U.S. Treasury Bonds	8.125%		08/15/21	955		1,204,009
U.S. Treasury Notes	0.750%		02/28/18	5		4,984
U.S. Treasury Notes	1.375%		04/30/21	25,855		25,613,618

U.S. Treasury Notes	1.625%		04/30/23	10,170	10,013,474
U.S. Treasury Notes	1.750%		03/31/22	6,280	6,278,286
U.S. Treasury Notes	1.750%		05/31/22	3,060	3,060,119
U.S. Treasury Notes	1.875%		04/30/22	6,265	6,299,752
U.S. Treasury Notes(k)	2.000%		11/30/22	1,505	1,517,522
U.S. Treasury Notes	2.000%		05/31/24	5,545	5,540,237
U.S. Treasury Notes	2.125%		06/30/21	14,850	15,125,542
U.S. Treasury Notes	2.125%		09/30/21	22,355	22,755,825
U.S. Treasury Notes	2.125%		12/31/22	1,005	1,019,368
U.S. Treasury Notes	2.125%		02/29/24	6,945	7,004,414
U.S. Treasury Notes	2.250%		12/31/23	13,900	14,140,539
U.S. Treasury Notes	2.250%		02/15/27	2,880	2,890,688
U.S. Treasury Notes	2.375%		05/15/27	1,645	1,670,896
U.S. Treasury Strips Coupon	1.881	%(s)	05/15/31	1,100	769,960
U.S. Treasury Strips Coupon	1.898	%(s)	08/15/29	1,100	811,940
U.S. Treasury Strips Coupon	2.037	%(s)	02/15/22	1,875	1,720,468
U.S. Treasury Strips Coupon	2.100	%(s)	11/15/35	2,200	1,322,013
U.S. Treasury Strips Coupon	2.184	%(s)	02/15/28	695	537,519
U.S. Treasury Strips Coupon	2.241	%(s)	05/15/28	345	264,729
U.S. Treasury Strips Coupon	2.264	%(s)	08/15/40	2,200	1,112,838
U.S. Treasury Strips Coupon	2.280	%(s)	02/15/29	345	258,500
U.S. Treasury Strips Coupon	2.384	%(s)	05/15/29	710	527,874
U.S. Treasury Strips Coupon	2.404	%(s)	08/15/21	5,070	4,709,984
U.S. Treasury Strips Coupon(hh)	3.076	%(s)	08/15/24	6,700	5,751,079
U.S. Treasury Strips Principal, PO	2.543	%(s)	02/15/45	1,365	601,708
U.S. Treasury Strips Principal, PO	2.545	%(s)	05/15/43	1,580	736,808
U.S. Treasury Strips Principal, PO	2.873	%(s)	05/15/45	2,470	1,080,697
U.S. Treasury Strips Principal, PO	3.005	%(s)	11/15/44	1,045	465,426
U.S. Treasury Strips Principal, PO	3.626	%(s)	05/15/44	2,865	1,296,404

TOTAL U.S. TREASURY OBLIGATIONS (cost $174,584,964)					173,881,764

TOTAL LONG-TERM INVESTMENTS (cost $486,200,888)					489,416,930

SHORT-TERM INVESTMENT — 14.6%

				Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $70,841,009)(w)				70,841,009	70,841,009

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 115.4% (cost $557,041,897)(x)					560,257,939

				Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $1,031,640)	3.500%		TBA	1,000	(1,032,920)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 115.2% (cost $556,010,257)	559,225,019
Liabilities in excess of other assets(z) — (15.2)%	(73,779,026)

NET ASSETS — 100.0%	$485,445,993

The following abbreviations are used in the quarterly report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $3,466,541 is approximately 0.7% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $15,500,000 is approximately 3.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$558,088,421

Appreciation	6,360,217
Depreciation	(4,190,699)

Net Unrealized Appreciation	$2,169,518

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
388	2 Year U.S. Treasury Notes	Sep. 2017	$84,008,613	$83,995,937	$(12,676)

Futures contracts outstanding at May 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions (cont’d.):
39	5 Year U.S. Treasury Notes	Sep. 2017	$4,613,534	$4,614,188	$654
322	10 Year U.S. Treasury Notes	Sep. 2017	40,568,758	40,667,594	98,836
130	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	21,160,946	21,466,250	305,304

					392,118

	Short Position:
155	20 Year U.S. Treasury Bonds	Sep. 2017	23,543,740	23,840,938	(297,198)

					$94,920

A U.S. Treasury Obligation with a market value of $1,179,734 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at May 31, 2017.

Interest rate swap agreements outstanding at May 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
110,460	09/09/17	0.539%	1 Day USOIS(1)	$399	$255,749	$255,350
95,020	10/18/17	0.607%	1 Day USOIS(1)	236	230,323	230,087
54,305	11/09/17	0.626%	1 Day USOIS(1)	272	147,880	147,608
6,565	08/31/21	2.015%	3 Month LIBOR(1)	(18,470)	(64,911)	(46,441)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	165	(96,534)	(96,699)
14,455	08/15/23	1.459%	3 Month LIBOR(1)	716,971	334,461	(382,510)
2,520	11/15/23	2.209%	3 Month LIBOR(1)	67	(43,799)	(43,866)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(933,368)	(933,623)
2,920	02/15/24	2.115%	3 Month LIBOR(1)	7,401	(28,246)	(35,647)
5,496	02/15/24	2.151%	3 Month LIBOR(1)	(5,501)	(65,510)	(60,009)
7,205	02/15/24	2.167%	3 Month LIBOR(1)	(42,235)	(93,105)	(50,870)
2,185	02/15/24	2.183%	3 Month LIBOR(1)	(4,754)	(30,497)	(25,743)
8,000	09/17/24	2.732%	3 Month LIBOR(1)	132	(422,141)	(422,273)
2,920	09/04/25	2.214%	3 Month LIBOR(1)	171	(45,222)	(45,393)
8,520	01/08/26	2.210%	3 Month LIBOR(1)	92	(158,049)	(158,141)
115	05/15/26	1.652%	3 Month LIBOR(1)	6	4,102	4,096

				$655,207	$(1,008,867)	$(1,664,074)

U.S. Treasury Obligations with a combined market value of $2,553,048 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at May 31, 2017.

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$29,185,093	$—
Other	—	150,389	—
Commercial Mortgage-Backed Securities	—	70,539,156	—
Corporate Bonds	—	5,174,170	—
Municipal Bonds	—	2,949,424	—
Non-Corporate Foreign Agency	—	484,325	—
Residential Mortgage-Backed Securities	—	647,204	—
U.S. Government Agency Obligations	—	206,405,405	—
U.S. Treasury Obligations	—	173,881,764	—
Affiliated Mutual Fund	70,841,009	—	—
U.S. Government Agency Obligation-Short	—	(1,032,920)	—
Other Financial Instruments*
Futures Contracts	94,920	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,664,074)	—

Total	$70,935,929	$486,719,936	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.